Share Capital	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE CAPITAL

NOTE 13- SHARE CAPITAL

Prior to the Asset Exchange, Kingtone Wireless had 1,685,000 common shares issued and outstanding.

On August 17, 2018, in connection with the Asset Exchange, on September 20, 2018, the Company issued to the shareholders of C Media Limited, the former parent of LK Technology, (i) 185,412,599 of ordinary shares, par value $0.01 per share and (ii) 1,000,000 of our preferred shares.

On September 20, 2018, the Company issued to the shareholders of Superengine Holding Limited, 12,219,959 of ordinary shares, par value $0.01 per share.

As of December 31, 2018, we had 199,317,558 common shares issued and outstanding.